Schedule of loan agreement through credit facility (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2015
IfrsStatementLineItems [Line Items]
Accounts receivable, current	R$ 173,657	R$ 168,054		R$ 696,283
Accounts receivable, noncurrent	644,895	638,591
Total receivables from shareholders	818,552	806,645
Assets	53,165,485	50,418,636
Liabilities	28,233,626	27,624,932
Revenues	19,491,061	17,797,541	R$ 17,983,654
Sanitation Services 1 [Member]
IfrsStatementLineItems [Line Items]
Revenues	522,608	501,756	556,574
Payments Received Related Parties [Member]
IfrsStatementLineItems [Line Items]
Revenues	(439,349)	(520,881)	(546,365)
Receipt Of Reimbursement Referring To Law [Member]
IfrsStatementLineItems [Line Items]
Receipt of GESP reimbursement	(179,787)	(173,874)	R$ (152,112)
Sanitation Services [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable, current	127,614	109,078
Assets	76,642	74,254
Allowance For Loss [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable, current	(52,333)	(39,127)
Monthly Flow Paymentsiiandvi [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable, current	11,930	22,726
Reimbursement G E S P 2015 [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable, current	86,446	75,377
Accounts receivable, noncurrent	643,534	634,288
Agreement For The Installment Payment Of Sanitation Services [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable, noncurrent	1,361	4,303
Assets		732,391
Liabilities		R$ 116,180
Reimbursement For Retirement And Pension Benefits Paid [Member]
IfrsStatementLineItems [Line Items]
Assets	741,910
Liabilities	R$ 275,240